Share capital - Narrative (Details) $ in Millions	2 Months Ended
	Dec. 31, 2020 CAD ($) vote shares	Nov. 04, 2020	Dec. 31, 2019 shares
Maximum
Disclosure of classes of share capital [line items]
Percentage of public float		10.00%
Percentage of public float		10.00%
Preferred shares
Disclosure of classes of share capital [line items]
Shares repurchased and canceled	41,400
Value of shares repurchased and canceled | $	$ 1
Special circumstance vote per share | vote	1
Share conversion ratio	1
Number of shares outstanding (in shares)	160,258,600
Class B | Issued capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	0		0